Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in connection with the Company’s acquisitions. Goodwill amounted to $257,300 at March 31, 2021 and June 30, 2020, all of which is expected to be deductible for tax purposes.

The components of other intangible assets are as follows:

	Useful Lives	Cost	Accumulated Amortization	Net
At March 31, 2021:
Technology, trademarks	5/10 yrs.	$364,700	$362,200	$2,500
Trade names	6 yrs.	140,000	140,000	-
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	120,000	94,400	25,600
Sublicense agreements	10 yrs.	294,000	275,600	18,400
Non-compete agreements	5 yrs.	282,000	282,000	-
IPR&D	3 yrs.	110,000	110,000	-
Other intangible assets	5 yrs.	287,800	212,800	75,000

		$1,808,500	$1,687,000	$121,500

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2020:
Technology, trademarks	5/10 yrs.	$364,700	$362,000	$2,700
Trade names	6 yrs.	140,000	140,000	-
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	120,000	84,400	35,600
Sublicense agreements	10 yrs.	294,000	253,600	40,400
Non-compete agreements	5 yrs.	282,000	282,000	-
IPR&D	3 yrs.	110,000	110,000	-
Other intangible assets	5 yrs.	246,600	196,600	50,000

		$1,767,300	$1,638,600	$128,700

Total amortization expense was $16,000 and $18,300 for the three months ended March 31, 2021 and 2020, respectively, and $48,500 and $57,600 for the nine months ended March 31, 2021 and 2020, respectively. As of March 31, 2021, estimated future amortization expense related to intangible assets is $42,800 for the remainder of the fiscal year ending June 30, 2021, $32,100 for fiscal 2022, $20,400 for fiscal 2023, $18,000 for fiscal 2024 and $8,200 thereafter.

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in connection with the Company’s acquisitions. Goodwill amounted to $257,300 at June 30, 2020 and 2019, all of which is expected to be deductible for tax purposes.

The components of other intangible assets are as follows:

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2020:

Technology, trademarks	5/10 yrs.	$664,700	$662,000	$2,700
Trade names	6 yrs.	140,000	140,000	-
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	357,000	321,400	35,600
Sublicense agreements	10 yrs.	294,000	253,600	40,400
Non-compete agreements	5 yrs.	384,000	384,000	-
IPR&D	3 yrs.	110,000	110,000	-
Other intangible assets	5 yrs.	246,600	196,600	50,000

		$2,406,300	$2,277,600	$128,700

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2019:

Technology, trademarks	5/10 yrs.	$663,800	$661,700	$1,100
Trade names	6 yrs.	140,000	124,400	16,600
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	357,000	308,100	48,900
Sublicense agreements	10 yrs.	294,000	224,100	69,900
Non-compete agreements	5 yrs.	384,000	384,000	-
IPR&D	3 yrs.	110,000	110,000	-
Other intangible assets	5 yrs.	221,700	183,200	38,500

		$2,380,500	$2,205,500	$175,000

Total amortization expense was $72,000 and $190,000 in 2020 and 2019, respectively.

Estimated future amortization expense of intangible assets as of June 30, 2020 is as follows:

Year Ended June 30,

2021	$59,800
2022	36,800
2023	20,200
2024	8,400
2025	3,500

Total	$128,700